Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum lease payments, excluding inflationary adjustments, are as follows (in thousands):

Years Ending December 31,	Operating Leases
2016	$2,620
2017	2,220
2018	2,219
2019	2,197
2020	2,056
Thereafter (1)	29,664
Total	$40,976

(1)	Includes certain lease option renewals that are reasonably assured.